PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

13.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	4,396,121,001	6,875,071,926
Machinery and equipment	10,322,000,488	14,199,961,036
Motor vehicles	58,256,515	71,836,921
Furniture, fixture and office equipment	834,725,017	1,408,296,466
	15,611,103,021	22,555,166,349
Less: Accumulated depreciation	(3,863,719,503)	(5,232,341,976)
Subtotal	11,747,383,518	17,322,824,373
Construction in progress	708,060,041	2,647,069,356
Property, plant and equipment, net	12,455,443,559	19,969,893,729

Depreciation expenses were RMB737,584,653, RMB1,160,851,059 and RMB1,603,785,908 for the years ended December 31, 2019, 2020 and 2021, respectively.

For the years ended December 31, 2019, 2020 and 2021, the Group disposed certain equipment with the net book value amounting of RMB269,221,102, RMB609,563,969 and RMB389,862,368 and recognized related disposal loss amounted to RMB67,953,732 and RMB428,115,147 and RMB350,335,547 respectively. Increase in disposal loss on property, plant and equipment was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2021 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

For the years ended December 31, 2019, 2020 and 2021, the Group recorded impairments of RMB68,262,038, RMB20,387,207 and RMB150,308,431 related to the retirement of certain equipment in production lines that had become obsolete due to automation upgrade of the Group.

As of December 31, 2020 and 2021, certain property, plant and equipment with net book value amounting of RMB3,257,095,969 and RMB4,115,403,557 were pledged as collateral for the Group’s borrowings (Note 20).

As of December 31, 2020, certain property, plant and equipment with net book value amounting of RMB340,891,652 was pledged as collateral for the Group’s financing lease (Note 20).

As of December 31, 2021, certain property, plant and equipment with net book value of RMB105,281,760 were pledged as collateral for the issuance of bank acceptance notes.